Annual Total Returns[BarChart] - Victory Strategic Allocation Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.27%)	11.71%	21.85%	7.56%	(0.70%)	3.82%	14.56%	(7.06%)	17.66%	11.77%